Supplementary Balance Sheet Information - Other Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finance Receivable Transferred To Held For Sale [Line Items]
Employees	$ 1,362	$ 1,648
Prepaid expenses	12,878	10,822
Deposits in respect of rent and other	4,042	4,270
Israeli Government departments and agencies (mainly value added tax refundable)	1,741	3,893
Advance payments to suppliers	1,725	1,536
Derivative assets	2,338	26
Sundry	5,822	3,968
Accounts Receivable, net	$ 29,908	$ 26,163